EQUITY ACCOUNTED INVESTMENTS - Schedule of Revenues and Expenses of Joint Ventures and Associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments
Revenue	$ 9,483	$ 7,365	$ 7,100
Expenses	10,957	6,934	6,652
Share of net (losses) earnings from equity accounted investments	(121)	826	1,020
Net (loss) income	(1,849)	996	3,499
Other compre- hensive (loss) income	762	415	1,004
Associates
Investments
Revenue	69	230	103
Expenses	94	244	174
Fair value gains (losses)	(104)	8	(8)
Share of net (losses) earnings from equity accounted investments	(50)	4	(50)
Net (loss) income	(110)	(6)	(72)
Other compre- hensive (loss) income	(50)	69	949
Distributions received	17	0	0
Associates | Joint ventures where entity is venturer
Investments
Share of net (losses) earnings from equity accounted investments	19	0	7
Associates | LP Investments
Investments
Revenue	69	230	103
Expenses	94	244	174
Fair value gains (losses)	(104)	8	(8)
Share of net (losses) earnings from equity accounted investments	(50)	4	(50)
Net (loss) income	(110)	(6)	(72)
Other compre- hensive (loss) income	(50)	69	949
Distributions received	17	0	0
Associates | LP Investments | Joint ventures where entity is venturer
Investments
Share of net (losses) earnings from equity accounted investments	19	0	7
Joint ventures
Investments
Revenue	5,762	4,684	4,370
Expenses	4,542	3,377	3,315
Fair value gains (losses)	(1,530)	81	1,031
Share of net (losses) earnings from equity accounted investments	(71)	822	1,070
Net (loss) income	(283)	1,615	2,221
Other compre- hensive (loss) income	(78)	469	375
Distributions received	195	263	172
Joint ventures | Joint ventures where entity is venturer
Investments
Share of net (losses) earnings from equity accounted investments	27	227	135
Joint ventures | Office
Investments
Revenue	2,261	1,849	1,917
Expenses	1,564	1,273	1,280
Fair value gains (losses)	(1,924)	259	686
Share of net (losses) earnings from equity accounted investments	(434)	550	644
Net (loss) income	(1,177)	1,015	1,403
Other compre- hensive (loss) income	(61)	194	100
Distributions received	112	114	138
Joint ventures | Office | Joint ventures where entity is venturer
Investments
Share of net (losses) earnings from equity accounted investments	50	180	80
Joint ventures | Retail
Investments
Revenue	2,002	1,949	1,844
Expenses	1,446	1,156	1,266
Fair value gains (losses)	166	(290)	286
Share of net (losses) earnings from equity accounted investments	269	234	472
Net (loss) income	777	550	919
Other compre- hensive (loss) income	(29)	43	0
Distributions received	16	27	16
Joint ventures | Retail | Joint ventures where entity is venturer
Investments
Share of net (losses) earnings from equity accounted investments	55	47	55
Joint ventures | LP Investments
Investments
Revenue	1,499	886	609
Expenses	1,532	948	769
Fair value gains (losses)	228	112	59
Share of net (losses) earnings from equity accounted investments	94	38	(46)
Net (loss) income	117	50	(101)
Other compre- hensive (loss) income	12	232	275
Distributions received	67	122	18
Joint ventures | LP Investments | Joint ventures where entity is venturer
Investments
Share of net (losses) earnings from equity accounted investments	(78)	0	0
Joint ventures | Associates
Investments
Revenue	5,831	4,914	4,473
Expenses	4,636	3,621	3,489
Fair value gains (losses)	(1,634)	89	1,023
Share of net (losses) earnings from equity accounted investments	(121)	826	1,020
Net (loss) income	(393)	1,609	2,149
Other compre- hensive (loss) income	(128)	538	1,324
Distributions received	212	263	172
Joint ventures | Associates | Joint ventures where entity is venturer
Investments
Share of net (losses) earnings from equity accounted investments	$ 46	$ 227	$ 142